Interests in Associates - Summarized Financial Information of Shanghai Info Investment Incorporation and Reconciled to Carrying Amounts of Interests in Associates in Consolidated Financial Statements (Detail) - CNY (¥)
¥ in Millions
	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Current assets	¥ 84,016		¥ 73,182
Non-current assets	631,080		629,949
Current liabilities	271,142		264,661
Non-current liabilities	77,779		83,430
Operating revenues	393,561		375,734	¥ 377,124
Profit for the year	21,080		20,712	21,338
Other comprehensive income for the year	(604)		557	(95)
Total comprehensive income for the year	20,476		21,269	¥ 21,243
Shanghai Info Investment Incorporation [member]
Disclosure of associates [line items]
Current assets	4,752		4,292
Non-current assets	5,878		5,203
Current liabilities	2,124		2,494
Non-current liabilities	1,803		787
Operating revenues	982		3,214
Profit for the year	641		1,158
Other comprehensive income for the year	(17)		(7)
Total comprehensive income for the year	624		1,151
Dividend received from Shanghai Info-investment	14		9
Reconcile to the Group's interests in the associate:
Net assets of Shanghai Info-investment	6,703		6,214
Non-controlling interests of Shanghai Info-investment	¥ (83)		¥ (144)
The Group's effective interest in Shanghai Info-investment	24.00%	[1]	24.00%
The Group's share of net assets of Shanghai Info-investment	¥ 1,589		¥ 1,457
Carrying amount of the interest in Shanghai Info-investment in the consolidated financial statements of the Group	¥ 1,589		¥ 1,457

[1]	Shanghai Information Investment Incorporation (“Shanghai Info-investment”) is established and operated in the PRC and is not traded on any stock exchange.